As filed with the Securities and Exchange Commission on December 27, 2024
Registration No. 333-282591

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, DC 20549

FORM N-4

REGISTRATION STATEMENT
UNDER
THE SECURITIES ACT OF 1933

Pre-Effective Amendment No. ___	☐
Post-Effective Amendment No. 2	☒

Midland National Life Insurance Company
(Exact Name of Insurance Company)

8300 Mills Civic Parkway
West Des Moines, Iowa 50266-1071
(Address of Insurance Company’s Principal Executive Offices)
Insurance Company’s Telephone Number, including Area Code:
(877) 586-0240

Name and Address of Agent for Service:	Copy to:

Brett L. Agnew	Dodie C. Kent, Esq.
Midland National Life Insurance Company	Eversheds-Sutherland
8300 Mills Civic Parkway	New York, New York
West Des Moines, Iowa
(Name, Address, Including Zip Code, and Telephone Number, Including Area Code, of Agent for Service)

Approximate Date of Proposed Public Offering: Continuously on and after the effective date of this registration statement.

It is proposed that this filing will become effective:

☐	Immediately upon filing pursuant to paragraph (b) of Rule 485
☒	On January 15, 2025 pursuant to paragraph (b) of Rule 485
☐	60 days after filing pursuant to paragraph (a) of Rule 485
☐	On _________ pursuant to paragraph (a) of Rule 485

If appropriate, check the following box:

☒	This post-effective amendment designates a new effective date for a previously-filed post-effective amendment.

Check each box that appropriately characterizes the Registrant:

☒	Insurance Company relying on Rule 12h-7 under the Exchange Act.

Explanatory Note

This Post-Effective Amendment No. 2 to the Registration Statement on Form N-4 is being filed pursuant to paragraph (b)(1)(iii) of Rule 485 of the Securities Act of 1933, as amended (the “1933 Act”), solely for the purpose of delaying, until January 15, 2025, the effective date of Post-Effective Amendment No. 1, filed on October 11, 2024 (SEC Accession Number 0002040519-24-000013) pursuant to paragraph (a) of Rule 485 of the 1933 Act.

This Post-Effective Amendment No. 2 incorporates by reference the information contained in the Prospectus, Statement of Additional Information and Part C of Post-Effective Amendment No. 1.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, the Registrant, Midland National Life Insurance Company, certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment to the Registration Statement under Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, duly authorized, in Des Moines, Iowa on this twenty-seventh day of December, 2024.

MIDLAND NATIONAL LIFE INSURANCE COMPANY (INSURANCE COMPANY)

By:	/s/ *
ESFANDYAR E. DINSHAW
Chairman of the Board
Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Signatures	Title

/s/ * ESFANDYAR E. DINSHAW	President, Chairman of the Board of Directors, Chief Executive Officer (Principal Executive Officer)

/s/ * DAVID C. ATTAWAY	Senior Vice President, Chief Financial Officer & Treasurer (Principal Financial & Accounting Officer)

/s/ * DARRON K. ASH	Director

/s/ * WILLARD BUNN, III	Director

/s/ * JAMES RODERICK CLARK	Director

/s/ * THOMAS J. CORCORAN	Director

/s/ * SUSAN T. DEAKINS	Director

/s/ * GEORGE A. FISK	Director

/s/ * WILLIAM D. HEINZ	Director

/s/ * WILLIAM L. LOWE	Director

/s/ * MICHAEL M. MASTERSON	Director

/s/ * ROBERT R. TEKOLSTE	Director

*By:	/s/ Brett L. Agnew	December 27, 2024
Brett L. Agnew
Attorney-in-Fact
Pursuant to Power of Attorney